Earnings per Share - Repurchase Program (Details) - Repurchase Program - USD ($) $ in Millions	Dec. 31, 2020	Sep. 30, 2020
Earnings Per Share
Value of shares authorized for repurchase		$ 2.5
Share repurchase pursuant	$ 2.4